UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-08599

DWS Advisor Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  3/31

Date of reporting period: 12/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2010 (Unaudited)

DWS Alternative Asset Allocation Plus Fund
	Shares	Value ($)
Equity - Equity Funds 31.0%
DWS Emerging Markets Equity Fund "Institutional"	2,889,253	54,664,661
DWS Gold & Precious Metals Fund "Institutional"	1,465,038	34,838,604
DWS RREEF Global Infrastructure Fund "Institutional"	3,586,835	33,787,984
DWS RREEF Global Real Estate Securities Fund "Institutional"	12,807,083	96,053,124

Total Equity - Equity Funds (Cost $180,845,482)		219,344,373
Equity - Exchange-Traded Funds 3.0%
iShares MSCI EAFE Small Cap Index Fund	249,608	10,535,954
Vanguard FTSE All World ex-US Small-Cap Fund	69,345	6,908,149
WisdomTree Emerging Markets SmallCap Dividend Fund	65,629	3,576,780

Total Exchange-Traded Funds (Cost $17,242,078)		21,020,883
Fixed Income - Bond Funds 42.5%
DWS Emerging Markets Fixed Income Fund "Institutional"	6,787,485	73,712,086
DWS Enhanced Commodity Strategy Fund "Institutional"*	21,037,839	92,776,872
DWS Floating Rate Plus Fund "Institutional"	3,574,302	33,598,442
DWS Global Inflation Plus Fund "Institutional"	9,790,922	100,650,680

Total Fixed Income - Bond Funds (Cost $278,066,577)		300,738,080
Fixed Income - Exchange-Traded Fund 1.9%
SPDR Barclays Capital International Treasury Bond (Cost $13,148,256)	228,670	13,368,048
Market Neutral Fund 17.9%
DWS Disciplined Market Neutral Fund "Institutional" (Cost $127,736,708)	13,454,548	126,876,388
Fixed Income - Money Market Fund 2.0%
Central Cash Management Fund (Cost $14,110,031)	14,110,031	14,110,031

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $631,149,132) †	98.3	695,457,803
Other Assets and Liabilities, Net	1.7	12,237,793

Net Assets	100.0	707,695,596

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
†
The cost for federal income tax purposes was $692,949,792.  At December 31, 2010, net unrealized appreciation for all securities based on tax cost was $2,508,011.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $65,168,991 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $62,660,980.

EAFE: Europe, Australasia and Far East
FTSE: Financial Times and the London Stock Exchange
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt

At December 31, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	AUD	3/15/2011	299	31,591,503	235,749
10 Year US Treasury Note	USD	3/22/2011	419	50,463,313	(1,350,596)
2 Year US Treasury Note	USD	3/31/2011	652	142,726,875	102,613
DAX Index	EUR	3/18/2011	10	2,314,137	(43,263)
Federal Republic of Germany Euro-Schatz	EUR	3/8/2011	41	5,972,198	(6,650)
FTSE 100 Index	GBP	3/18/2011	50	4,593,886	44,434
Hang Seng Index	HKD	1/28/2011	4	592,322	7,951
IBEX 35 Index	EUR	1/21/2011	6	785,023	(20,022)
S&P 500 E-Mini Index	USD	3/18/2011	49	3,069,850	41,895
TOPIX Index	JPY	3/11/2011	28	3,090,036	57,212
United Kingdom Long Gilt Bond	GBP	3/29/2011	86	16,021,522	(41,933)
Total net unrealized depreciation					(972,610)

At December 31, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	CAD	3/22/2011	166	20,461,591	(90,240)
10 Year Japanese Government Bond	JPY	3/10/2011	55	95,252,494	(403,794)
AEX Index	EUR	1/21/2011	18	1,706,829	(13,951)
ASX SPI 200 Index	AUD	3/17/2011	22	2,660,815	24,752
CAC 40 Index	EUR	1/21/2011	24	1,221,752	29,345
DJ Euro Stoxx 50 Index	EUR	3/18/2011	95	3,546,941	90,133
Federal Republic of Germany Euro-Bund	EUR	3/8/2011	375	62,794,404	407,910
FTSE MIB Index	EUR	3/18/2011	15	2,024,995	55,623
Russell 2000 Mini Index	USD	3/18/2011	9	704,070	(7,785)
S&P TSX 60 Index	CAD	3/17/2011	8	1,234,396	(20,372)
Total net unrealized appreciation					71,621

At December 31, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	11,714,199	NOK	69,457,000	1/25/2011	195,489	UBS AG
USD	15,381,637	CAD	15,492,000	1/25/2011	186,759	UBS AG
USD	29,847,761	AUD	30,234,000	1/25/2011	1,020,192	UBS AG
USD	12,494,362	SEK	85,186,000	1/25/2011	161,496	UBS AG
USD	4,504,044	JPY	377,806,000	1/25/2011	154,041	UBS AG
GBP	8,670,000	USD	13,546,311	1/25/2011	25,658	UBS AG
Total unrealized appreciation					1,743,635

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	1,504,000	USD	2,005,865	1/25/2011	(8,380)	UBS AG
CHF	21,346,000	USD	22,229,743	1/25/2011	(624,496)	UBS AG
NZD	26,291,000	USD	19,557,086	1/25/2011	(873,103)	UBS AG
Total unrealized depreciation					(1,505,979)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar
HKD	Hong Kong Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$219,344,373	$—	$—	$219,344,373
Exchange-Traded Funds(a)	34,388,931	—	—	34,388,931
Bond Funds	300,738,080	—	—	300,738,080
Market Neutral	126,876,388	—	—	126,876,388
Money Market Fund	14,110,031	—	—	14,110,031
Derivatives(b)	—	1,743,635	—	1,743,635
Total	$695,457,803	$1,743,635	$—	$697,201,438

Liabilities
Derivatives(b)	$(900,989)	$(1,505,979)	$—	$(2,406,968)
Total	$(900,989)	$(1,505,979)	$—	$(2,406,968)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended December 31, 2010.
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$245,952	$—
Foreign Exchange Contracts	$—	$237,656
Interest Rate Contracts	$(1,146,941)	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Alternative Asset Allocation Plus, a series of DWS Equity Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 15. 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 15. 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 15. 2011